Financial Instruments and Derivatives - Interest Rate Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Interest rate risk | Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	1.00%
Possible change in risk variable, impact on pre-tax earnings	$ 16.1	$ 17.8
Interest rate risk | Interest rate swaps | Forward interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	1.1	1.9
Possible decrease in risk variable, impact on pre-tax earnings	$ (1.1)	$ (1.9)